DERIVATIVE ASSET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Changes in fair value of the derivative asset
Loss on fair value of derivative asset included in earnings	$ (6,282)
Gain on extinguishment of derivative asset upon conversion	4,920
Foreign currency translation	(45)
Balance, end of period	1,407
Convertible notes	$ 0	$ 0
Derivative asset		$ 0